Segmented Information - Schedule of Information About the Assets and Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Infrastructure [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	$ 5,558,012		$ 3,831,917
Reportable segment liabilities	2,106,935		2,111,874
Revenues from external customers	404,394		258,075
Intersegment revenues
Other income (expense)	204,810		(42,501,110)
Finance income	(53,147)		(92,457)
Finance expense	(40,564)		(28,742)
Depreciation & amortization	128,379		264,532
Discontinued operations
Reportable segment income (loss)	(164,992)		(43,269,642)
Cultivation [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	335,128		335,689	2,232,785
Reportable segment liabilities	146,561		150,358	133,163
Revenues from external customers
Intersegment revenues
Other income (expense)			(2,158,885)	(879,154)
Finance income
Finance expense
Depreciation & amortization
Discontinued operations		(753,048)		(827,620)
Reportable segment income (loss)	(436)	552,542	(2,170,333)	(206,397)
Distribution [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets				1,052,080
Reportable segment liabilities				1,026,211
Revenues from external customers
Intersegment revenues
Other income (expense)		5,781
Finance income
Finance expense
Depreciation & amortization		926
Discontinued operations		10,911,606	10,911,606	43,414
Reportable segment income (loss)				43,414
Corporate [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	541,035		2,027,949	4,629,218
Reportable segment liabilities	20,653,199		15,923,760	2,478,171
Revenues from external customers
Intersegment revenues
Other income (expense)	(812,725)	60,315	3,201,579	1,675,644
Finance income	53,147	38,116	92,457	2,953
Finance expense	(779,563)	(17,749)	(896,350)	(81,083)
Depreciation & amortization	82,789	83,862	169,161	137,271
Discontinued operations		(9,569,266)	(10,404,002)
Reportable segment income (loss)	(6,080,882)	(1,367,543)	(1,419,336)	(3,933,046)
Reportable [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	6,434,175		6,195,555	7,914,083
Reportable segment liabilities	22,906,695		18,185,992	3,637,545
Revenues from external customers	404,394		258,075
Intersegment revenues
Other income (expense)	607,915	66,096	41,458,416	796,490
Finance income		38,116		2,953
Finance expense	(820,127)	(17,749)	(925,092)	(81,083)
Depreciation & amortization	211,168	84,788	433,693	137,271
Discontinued operations		589,292	507,604	(784,206)
Reportable segment income (loss)	$ (6,246,310)	$ (815,001)	$ (46,859,311)	$ (4,096,029)